INCOME TAXES (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current :
Local			$ 0	$ 0
Foreign (china)			1,122,283	1,162,556
Deferred:
Local			0	0
Foreign (china)			0	0
Income tax expense	$ 129,825	$ 176,856	$ (1,122,283)	$ (1,162,556)